Inventories	3 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories, net of obsolete, unmarketable and slow moving reserves is as follows:

	March 31, 2019	December 31, 2018
	(In thousands)
Raw materials, consumables and supplies, net	$71,876	$73,460
Work in process	231	1,246
Finished goods, net	101,435	108,923
Total	$173,542	$183,629

Orion periodically reviews inventories for both obsolescence and loss in value. In this review, Orion makes assumptions about the future demand for and the future market value of the inventory and, based on these assumptions, estimates the amount of obsolete, unmarketable or slow-moving inventory. The inventory reserve for obsolete, unmarketable and slow moving assets as of March 31, 2019 and December 31, 2018 amounted to $1,838k and $1,639k, respectively.
For the three months ended March 31, 2019 and 2018 $139k and $871k, respectively, were recognized as an expense for damaged and lost inventories.
As of March 31, 2019 and December 31, 2018, reserves to adjust inventories net realizable value in the amount of $2,238k and $2,422k, respectively, were recognized on raw materials, consumables and supplies and on finished goods.